TAXATION, Provisions for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions for Income Taxes [Abstract]
Current income tax (benefit) / expenses	$ 11,825	$ (8,244)	$ 13,125
Deferred income tax (benefit) / expenses	(6,140)	3,844	35,121
Total	$ 5,685	$ (4,400)	$ 48,246